Note 53 - Related-Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions Abstract
Balances Arising From Transactions With Entities Of The Group
Balances arising from transactions with Entities of the Group (Millions of euros)
	2017	2016	2015
Assets:
Loans and advances to credit institutions	91	69	109
Loans and advances to customers	510	442	710
Liabilities:
Deposits from credit institutions	5	1	2
Customer deposits	428	533	449
Debt certificates
Memorandum accounts:
Financial guarantees given	1,254	1,586	1,671
Contingent commitments	114	42	28

Balance Of Income Statement Arising From Transactions With Entities Of The Group
Balances of Income Statement arising from transactions with Entities of the Group (Millions of euros)
	2017	2016	2015
Income statement:
Financial incomes	26	26	53
Financial costs	1	1	1
Fee and Commission Income	5	5	5
Fee and Commission Expenses	49	58	55